Organization and Business (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Jan. 21, 2014	Dec. 31, 2012
Organization and Business [Line Items]
Stockholders Equity, Reverse Stock Split	On January 21, 2014, we effected a 1-for-15 reverse stock split of our common stock (Reverse Split). As a result of the Reverse Split, every fifteen shares of our common stock were combined into one share of common stock. Immediately after the January 21, 2014 effective date, we had 4,907,462 shares of common stock outstanding.	On January 21, 2014, we effected a 1-for-15 reverse stock split of our common stock (Reverse Split). As a result of the Reverse Split, every fifteen shares of our common stock was combined into one share of common stock. Immediately after the January 21, 2014 effective date, we had 4,907,462 shares of common stock outstanding.
Common Stock, Shares, Outstanding	5,822,983	4,907,462	4,907,462	3,143,082